Employees' Retirement Benefits (Defined Benefit Plan, Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	¥ (133,283)	¥ (134,522)
Asset for employees' retirement benefits	9,166	4,898
Net amount recognized	¥ (124,117)	¥ (129,624)